Contents of Significant Accounts - Summary of Provisions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contents Of Significant Accounts [Abstract]
Onerous Contracts (classified under other current liabilities)	$ 57,800	$ 469,779
Decommissioning Liabilities (classified under other noncurrent liabilities)	602,433	366,863
Total	$ 660,233	$ 836,642